UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charlie Crane
Title:     Managing Member
Phone:     212-713-7613

Signature, Place, and Date of Signing:

     Charlie Crane     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $59,623 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1520    71410 SH       SOLE                    71410        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     1246    79740 SH       SOLE                    79740        0        0
ANADARKO PETE CORP             COM              032511107     2085    54096 SH       SOLE                    54096        0        0
APPLE INC                      COM              037833100     2523    29560 SH       SOLE                    29560        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2115    53750 SH       SOLE                    53750        0        0
BARD C R INC                   COM              067383109     1903    22590 SH       SOLE                    22590        0        0
BECTON DICKINSON & CO          COM              075887109     2166    31670 SH       SOLE                    31670        0        0
BOEING CO                      COM              097023105     1897    44450 SH       SOLE                    44450        0        0
CAMPBELL SOUP CO               COM              134429109     1236    41190 SH       SOLE                    41190        0        0
CHEVRON CORP NEW               COM              166764100     2446    33063 SH       SOLE                    33063        0        0
CHUBB CORP                     COM              171232101     1340    26285 SH       SOLE                    26285        0        0
CISCO SYS INC                  COM              17275R102     2405   147524 SH       SOLE                   147524        0        0
COCA COLA CO                   COM              191216100     2468    54510 SH       SOLE                    54510        0        0
COMCAST CORP NEW               CL A SPL         20030N200     3056   189247 SH       SOLE                   189247        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1290    51001 SH       SOLE                    51001        0        0
EDUCATION RLTY TR INC          COM              28140H104      138    26500 SH       SOLE                    26500        0        0
EOG RES INC                    COM              26875P101     1997    29990 SH       SOLE                    29990        0        0
FEDEX CORP                     COM              31428X106     1904    29678 SH       SOLE                    29678        0        0
GENERAL ELECTRIC CO            COM              369604103     1923   118732 SH       SOLE                   118732        0        0
GOODRICH PETE CORP             COM NEW          382410405     2105    70300 SH       SOLE                    70300        0        0
HOME DEPOT INC                 COM              437076102      388    16850 SH       SOLE                    16850        0        0
HONEYWELL INTL INC             COM              438516106     2688    81875 SH       SOLE                    81875        0        0
JOHNSON & JOHNSON              COM              478160104     2827    47254 SH       SOLE                    47254        0        0
JPMORGAN & CHASE & CO          COM              46625H100     2096    66491 SH       SOLE                    66491        0        0
KEYCORP NEW                    COM              493267108     2938   344823 SH       SOLE                   344823        0        0
MASTERCARD INC                 CL A             57636Q104      785     5490 SH       SOLE                     5490        0        0
MICROSOFT CORP                 COM              594918104     2319   119301 SH       SOLE                   119301        0        0
PFIZER INC                     COM              717081103      198    11206 SH       SOLE                    11206        0        0
ROCKWELL COLLINS INC           COM              774341101     1958    50100 SH       SOLE                    50100        0        0
SIRIUS XM RADIO INC            COM              82967N108       11    88320 SH       SOLE                    88320        0        0
TARGET CORP                    COM              87612E106     1678    48590 SH       SOLE                    48590        0        0
TRANSOCEAN LTD                 COM              H8817H100     1489    31523 SH       SOLE                    31523        0        0
WAL MART STORES INC            COM              931142103     2485    44320 SH       SOLE                    44320        0        0